Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Entity State Store	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	3
Allowance for doubtful accounts	$ 5,305,000	$ 5,461,000
Capitalized vendor rebates	8,086,000	10,088,000
Goodwill and other intangible assets impairment	0	0	$ 0
Advertising expense	21,150,000	19,754,000	22,418,000
Shipping and handling costs	$ 41,345,000	$ 43,324,000	$ 39,395,000
Minimum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Maximum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Maximum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Maximum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	566
Number of states in which entity operates | State	37